Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
NOTE 8: INCOME TAXES

The significant components of income tax provision (benefit) by taxing jurisdiction were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
(in millions)	2013	2012	2011	2013	2012	2011
Current:
Federal	$(218)	$(74)	$(77)	$(222)	$(52)	$(83)
State	(26)	33	152	(23)	41	161
Deferred:
Federal	552	374	504	604	404	534
State	(35)	(92)	(135)	(28)	(91)	(128)
Tax credits	(5)	(4)	(4)	(5)	(4)	(4)
Income tax provision	$268	$237	$440	$326	$298	$480

The following table describes net deferred income tax liabilities:

	PG&E Corporation		Utility
	Year Ended December 31,
(in millions)	2013	2012	2013	2012
Deferred income tax assets:
Customer advances for construction	$90	$101	$90	$101
Reserve for damages	161	175	161	175
Environmental reserve	152	97	152	97
Compensation	167	229	102	179
Net operating loss carryforward	890	938	670	736
GHG allowances	108	34	108	34
Other	135	230	128	221
Total deferred income tax assets	$1,703	$1,804	$1,411	$1,543
Deferred income tax liabilities:
Regulatory balancing accounts	$261	$256	$261	$256
Property related basis differences	8,048	7,449	8,038	7,447
Income tax regulatory asset	748	663	748	663
Other	151	173	86	99
Total deferred income tax liabilities	$9,208	$8,541	$9,133	$8,465
Total net deferred income tax liabilities	$7,505	$6,737	$7,722	$6,922
Classification of net deferred income tax liabilities:
Included in current liabilities (assets)	$(318)	$(11)	$(320)	$(17)
Included in noncurrent liabilities	7,823	6,748	8,042	6,939
Total net deferred income tax liabilities	$7,505	$6,737	$7,722	$6,922

The following table reconciles income tax expense at the federal statutory rate to the income tax provision:

	PG&E Corporation			Utility
	Year Ended December 31,
	2013	2012	2011	2013	2012	2011
Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income
tax rate resulting from:
State income tax (net of
federal benefit)	(3.1)	(3.9)	1.1	(2.2)	(3.0)	1.6
Effect of regulatory treatment
of fixed asset differences	(4.2)	(4.1)	(4.4)	(3.8)	(3.9)	(4.2)
Tax credits	(0.4)	(0.6)	(0.5)	(0.4)	(0.6)	(0.5)
Benefit of loss carryback	(1.1)	(0.7)	(1.9)	(1.0)	(0.4)	(2.1)
Non deductible penalties	0.8	0.6	6.5	0.7	0.5	6.3
Other, net	(2.2)	(3.8)	(1.5)	(0.9)	(0.8)	0.1
Effective tax rate	24.8%	22.5%	34.3%	27.4%	26.8%	36.2%

Unrecognized tax benefits

The following table reconciles the changes in unrecognized tax benefits:

	PG&E Corporation			Utility
	2013	2012	2011	2013	2012	2011
(in millions)
Balance at beginning of year	$581	$506	$714	$575	$503	$712
Additions for tax position taken
during a prior year	12	32	2	12	26	2
Reductions for tax position
taken during a prior year	(6)	(13)	(198)	(6)	(10)	(196)
Additions for tax position
taken during the current year	79	67	3	79	67	-
Settlements	-	(11)	(15)	-	(11)	(15)
Balance at end of year	$666	$581	$506	$660	$575	$503

The component of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2013 for PG&E Corporation and the Utility was $29 million, with the remaining balance representing the potential deferral of taxes to later years.

Tax settlements and years that remain subject to examination

PG&E Corporation participates in the Compliance Assurance Process, a real-time IRS audit intended to expedite resolution of tax matters.  The Compliance Assurance Process audit culminates with a letter from the IRS indicating its acceptance of the return.

In January 2014, PG&E Corporation received the IRS closing agreements for the 2008 and 2010 audit years, subject to the approval by the Joint Committee on Taxation of the U.S. Congress.  The IRS has previously accepted the 2009 tax return without adjustments.  The IRS is currently reviewing several matters pertaining to the 2011 and 2012 tax returns.  The most significant of these matters relates to the repairs accounting method changes.

The IRS has been working with the utility industry to provide guidance concerning the deductibility of repairs.  PG&E Corporation and the Utility expect the IRS to issue guidance with respect to repairs made in the natural gas transmission and distribution businesses during 2014.  PG&E Corporation's and the Utility's unrecognized tax benefits may change significantly within the next 12 months depending on the guidance to be issued by the IRS and the resolution of the IRS audits related to the 2010, 2011, and 2012 tax returns.  As of December 31, 2013, PG&E Corporation and the Utility believe that it is reasonably possible that unrecognized tax benefits will decrease by approximately $350 million within the next 12 months.

Carryforwards

As of December 31, 2013, PG&E Corporation had approximately $3.3 billion of federal net operating loss carryforwards and $68 million of tax credit carryforwards, which will expire between 2029 and 2033.  In addition, PG&E Corporation had approximately $121 million of loss carryforwards related to charitable contributions, which will expire between 2014 and 2018.  PG&E Corporation believes it is more likely than not the tax benefits associated with the federal operating loss, charitable contributions, and tax credits can be realized within the carryforward periods, therefore no valuation allowance was recognized as of December 31, 2013.  As of December 31, 2013, PG&E Corporation had approximately $15 million of federal net operating loss carryforwards related to the tax benefit on employee stock plans that would be recorded in additional paid-in capital when used.